Document and Entity Information	Jan. 30, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	Investment Managers Series Trust
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 30, 2019
Document Effective Date	Jan. 30, 2019
Prospectus Date	Nov. 01, 2018